MERGER AND REVERSE RECAPITALIZATION (Details) - USD ($)				6 Months Ended	12 Months Ended
	Dec. 06, 2022	Dec. 05, 2022	Aug. 26, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 29, 2022	Dec. 31, 2021	Apr. 30, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Merger Recapitalization - Preferred					$ 38,636,696
Merger Recapitalization - Common					(2,132)
Conversion of LAAA Founder Common Stock (in shares)	1,054,390
Earn-out liability					(22,070,000)
Assumption of SPAC Assets and Liabilities					$ 2,242,097
Exercise price of warrants					$ 11.50
Issuance of Warrants					1,991,503
Proceeds from Issuance of Convertible Notes					$ 27,452,121
Proceeds from SPAC Trust					$ 4,920,826
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Subordinated Loan and Security Agreement
Business Acquisition [Line Items]
Issuance of stock (in shares)			42,464
Debt Instrument, Face Amount			$ 2,547,879
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			296,456
First loan and security agreement with a lender
Business Acquisition [Line Items]
Debt Instrument, Face Amount									$ 3,800,000
Second loan and security agreement with a lender
Business Acquisition [Line Items]
Debt Instrument, Face Amount								$ 2,000,000
Convertible Bridge Loan Advance
Business Acquisition [Line Items]
Debt Instrument, Face Amount						$ 2,000,000
Senior Convertible Notes
Business Acquisition [Line Items]
Debt Instrument, Face Amount	$ 16,960,000		$ 16,960,000
Subordinated Convertible Notes
Business Acquisition [Line Items]
Issuance of stock (in shares)	290,244
Debt Instrument, Face Amount	$ 17,450,000
PIPE Equity
Business Acquisition [Line Items]
Issuance of stock (in shares)		1,025,000			1,830,133
LAAA - Public warrants (transfer)
Business Acquisition [Line Items]
Exercise price of warrants					$ 11.50
Private placement warrants
Business Acquisition [Line Items]
Warrants issued	196,256
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1
Exercise price of warrants	$ 11.50				$ 11.50
Common Stock
Business Acquisition [Line Items]
Issuance of stock (in shares)				16,166
Merger Recapitalization - Common					$ (2,541)
Merger Recapitalization - Common (in shares)					(25,420,893)
Additional Paid-In Capital
Business Acquisition [Line Items]
Merger Recapitalization - Preferred					$ 38,635,975
Issuance of Common Stock - Lakeshore Public Stock Holders					(82)
Conversion of LAAA Founder Common Stock					(105)
Earn-out liability					(22,070,000)
Assumption of SPAC Assets and Liabilities					2,242,097
Series B redeemable convertible preferred stock | Preferred Stock
Business Acquisition [Line Items]
Merger Recapitalization - Preferred					$ (12,389,563)
Merger Recapitalization - Preferred (in shares)					(7,449,445)
Series A redeemable convertible preferred stock | Preferred Stock
Business Acquisition [Line Items]
Merger Recapitalization - Preferred					$ (26,245,000)
Merger Recapitalization - Preferred (in shares)					(45,271)
Class A common stock | Common Stock
Business Acquisition [Line Items]
Merger Recapitalization - Preferred					$ 721
Merger Recapitalization - Preferred (in shares)					7,208,865
Merger Recapitalization - Common					$ 408
Merger Recapitalization - Common (in shares)					4,084,418
Issuance of Common Stock - Lakeshore Public Stock Holders					$ 82
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)					820,722
Conversion of LAAA Founder Common Stock (in shares)					1,054,390
Conversion of LAAA Founder Common Stock					$ 105
Class A common stock | Common Stock | PIPE Equity
Business Acquisition [Line Items]
Issuance of stock (in shares)					1,830,133
Class A common stock | Common Stock | PIPE Debt SPA Shares
Business Acquisition [Line Items]
Issuance of stock (in shares)					326,713
Series C common stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)					$ 0.0001
PubCo Merger
Business Acquisition [Line Items]
Issuance of stock (in shares)	1,025,000
Lakeshore ("Lakeshore") Acquisition I Corp
Business Acquisition [Line Items]
Issuance of stock (in shares)					820,722
Shares entered into non-redemption agreements (in shares)	480,000
Stock Repurchased During Period, Shares	2,380,246
Stock Repurchased During Period, Value	$ 24,370,000				$ 24,400,000
Warrants issued	4,597,180				4,597,180
Proceeds from Issuance of Convertible Notes	$ 30,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	11,530,000				$ 11,530,000
Lakeshore ("Lakeshore") Acquisition I Corp | Private placement warrants
Business Acquisition [Line Items]
Exercise price of warrants					$ 11.50
PubCo Merger
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 113,000,000
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)					11,300,000
PubCo Merger | Lakeshore ("Lakeshore") Acquisition I Corp
Business Acquisition [Line Items]
Business Acquisition, Share Price	$ 10.238